Prepaid land use rights (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Land use rights, minimum lease term	40 years
Land use rights, maximum lease term	50 years
Cost	491,638	491,638
Less: accumulated amortization	(43,019)	(32,956)
Current portion of prepaid land use rights (recorded in other current assets)	10,063	10,063
Non-current portion of prepaid land use rights	438,556	448,619
Net	448,619	458,682
Agriculture Bank of China
Debt Instrument [Line Items]
Bank loan secured by pledge of prepaid land use rights	28,600
Agriculture Bank of China | Long-term loan
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	74,211
Bank loan secured by pledge of prepaid land use rights	28,600
Hefei High-Tech Industrial Development Zone Management Co., Ltd | Long-term loan
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	213,840
Bank loan secured by pledge of prepaid land use rights	1,440,000
Shanghai Pudong Development Bank | Long-term loan
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	26,086
Bank loan secured by pledge of prepaid land use rights	39,980